NONCONTROLLING INTERESTS - NONCONTROLLING (Details) - CAD ($) shares in Millions, $ in Millions	Nov. 29, 2018	Dec. 31, 2018	Aug. 01, 2018	Dec. 31, 2017
NONCONTROLLING INTERESTS
Noncontrolling interests		$ 3,965		$ 7,597
Algonquin Gas Transmission LLC
NONCONTROLLING INTERESTS
Noncontrolling interests		518		476
Enbridge Energy Management, L.L.C. (EEM)
NONCONTROLLING INTERESTS
Noncontrolling interests		0		34
Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Noncontrolling interests		0		138
Enbridge Gas Distribution Inc.
NONCONTROLLING INTERESTS
Noncontrolling interests		0		100
Enbridge Gas Distribution Inc. | Preference shares
NONCONTROLLING INTERESTS
Stock redeemed during period (in shares)	4.0
Maritimes and Northeast Pipeline
NONCONTROLLING INTERESTS
Noncontrolling interests		613		572
Renewable energy assets
NONCONTROLLING INTERESTS
Noncontrolling interests		1,961		806
Spectra Energy
NONCONTROLLING INTERESTS
Noncontrolling interests		0		4,335
Union Gas Limited
NONCONTROLLING INTERESTS
Noncontrolling interests		0		110
Union Gas Limited | Preference shares
NONCONTROLLING INTERESTS
Stock redeemed during period (in shares)	4.0
Westcoast Energy Inc.
NONCONTROLLING INTERESTS
Noncontrolling interests		$ 841		$ 1,005
Westcoast Energy Inc. | Preference shares
NONCONTROLLING INTERESTS
Number of redeemable preferred shares held by noncontrolling owners (in shares)		16.6
Number of first preferred shares held by noncontrolling owners (in shares)				12.0
Other Non Controlling Interest
NONCONTROLLING INTERESTS
Noncontrolling interests		$ 32		$ 21
Enbridge Energy Management, L.L.C. (EEM)
NONCONTROLLING INTERESTS
Ownership interest percentage held by noncontrolling owners				88.30%
Enbridge Energy Partners, L.P.
NONCONTROLLING INTERESTS
Ownership interest percentage held by noncontrolling owners				68.20%
Canadian Renewable Assets | Discontinued Operations, Disposed of by Sale
NONCONTROLLING INTERESTS
Noncontrolling interest, ownership percentage by parent			49.00%
Magic Valley
NONCONTROLLING INTERESTS
Ownership interest percentage held by noncontrolling owners		20.00%		20.00%
Spectra Energy | Spectra Energy
NONCONTROLLING INTERESTS
Ownership interest percentage held by noncontrolling owners				25.70%
Maritimes and Northeast Pipeline
NONCONTROLLING INTERESTS
Ownership interest percentage held by noncontrolling owners		22.00%
Wildcat
NONCONTROLLING INTERESTS
Ownership interest percentage held by noncontrolling owners		20.00%		20.00%